                      SEMIANNUAL REPORT JANUARY 31, 2000

                                 OPPENHEIMER

                          CALIFORNIA MUNICIPAL FUND
                                   [PHOTO]

                           [OPPENHEIMERFUNDS LOGO]
                           THE RIGHT WAY TO INVEST

CONTENTS

 1  President's Letter

 3  An Interview
    with Your Fund's Manager

 8  Financial
    Statements

29  Officers and Trustees

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
RISING INTEREST RATES HURT THE PERFORMANCE OF MUNICIPAL BONDS throughout the reporting period.

AS OF JANUARY 31, 2000, LONG-TERM CALIFORNIA MUNICIPAL BONDS PROVIDED OVER 90% OF THE YIELD AVAILABLE FROM COMPARABLE U.S. TREASURIES--making them attractive values on an after-tax basis.

CUMULATIVE TOTAL RETURNS

For the 6-Month Period
Ended 1/31/00*

CLASS A

Without     With
Sales Chg.  Sales Chg.
----------------------
-6.07%      -10.54%

CLASS B

Without     With
Sales Chg.  Sales Chg.
----------------------
-6.34%      -10.91%

CLASS C

Without     With
Sales Chg.  Sales Chg.
----------------------
-6.35%      -7.26%


NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.

*  See page 7 for further details.

PRESIDENT'S LETTER

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
California
Municipal Fund


DEAR SHAREHOLDER,
--------------------------------------------------------------------------------
Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

      In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

      As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns, and overall, foreign stocks outperformed U.S. stocks in 1999.

      Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

      We see particularly compelling opportunities outside of the U.S. market. Manyforeign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving

                    1 Oppenheimer California Municipal Fund

PRESIDENT'S LETTER



companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

      Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-Commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

      What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,

/s/ Bridget A. Macaskill
February 22, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.

                    2 Oppenheimer California Municipal Fund

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
Christian Smith (Portfolio Manager)
Robert Patterson

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------
Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED JANUARY 31, 2000?

A. It has been a difficult period for the municipal securities market, including Oppenheimer California Municipal Fund. The rising interest rate environment, a sharp decline in the demand for municipal bonds and a lack of supply of new issues were some of the challenges the Fund encountered.

WHAT STEPS ARE YOU TAKING TO HELP IMPROVE THE FUND'S PERFORMANCE?

In November 1999, we began to restructure the Fund under the guidance of Christian Smith, a money management professional with over 10 years experience in the municipal market. This change should help us gain a fresh perspective on the California municipal market, and proactively access the opportunities available for the Fund.

HOW DID THE ROBUST U.S. ECONOMY AFFECT THE OVERALL MUNICIPAL MARKET?

Ongoing economic strength led to higher interest rates, which, in turn, led to lower bond prices. With bonds becoming less attractive to investors, many turned to the stock market for better returns.

      The lengthy economic expansion has also resulted in a decrease in supply of municipal bonds. First, government surpluses on the federal and state level resulted in less need to issue debt to finance new projects. Second, the rise in interest rates caused a natural decline in the refinancing of existing debt. When interest rates are on the upswing, there is little reason for an organization to retire existing, lower yielding debt, and introduce new securities with higher yields. Often times in the financial markets, a decrease in supply of a particular security leads to higher prices. However, the decline in the demand for municipals more than offset the falling supply.

                    3 Oppenheimer California Municipal Fund

"Our focus has been to lower the portfolio's sensitivity to changes in interest rates."

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

HOW WAS THE FUND MANAGED GIVEN THIS DIFFICULT ENVIRONMENT?

Our focus has been to lower the portfolio's sensitivity to interest rates. For example, we have been working to reduce the Fund's duration versus its benchmark by focusing on shorter-term securities. When it appears that interest rates have peaked, we may look to extend the Fund's duration to take advantage of rising bond prices.

COULD YOU DESCRIBE SOME OF YOUR INVESTMENT STRATEGIES THAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

We enhanced returns through select investments in non-rated California real estate securities. These bonds are typically issued by smaller organizations, and are used to help finance the infrastructure needed in new housing developments. As non-rated securities, they generally offer attractive yields. Once the developments are occupied by tax-paying families and organizations, this revenue aids the financial stability of the issuer, and the securities may then become rated--sometimes leading to capital appreciation for the Fund.

      In addition, we benefited from our investment in a non-profit organization that helps train handicapped individuals to join the mainstream workforce. This organization has been in existence for over 30 years, it has a strong management team in place, and is widely known by companies that are looking for its services.

                    4 Oppenheimer California Municipal Fund

AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 12/31/99(1)

Class A
1-Year   5-Year 10-Year
--------------------------
-10.98%  5.34%  5.56%

Class B         Since
1-Year   5-Year Inception
--------------------------
-11.78%  5.26%  3.70%

Class C         Since
1-Year   5-Year Inception
--------------------------
-8.14%   N/A    3.07%


STANDARDIZED YIELD(2)
For the 30-days Ended 1/31/00
---------------------------------
Class A         5.18%
---------------------------------
Class B         4.67
---------------------------------
Class C         4.68


HOW DID CALIFORNIA MUNICIPAL BONDS PERFORM COMPARED TO U.S. TREASURIES?

As interest rates rose, both types of securities performed poorly. However, in recent months municipals outperformed U.S. Treasuries with comparable maturities, due to municipal's attractive after-tax values. As of January 31, 2000, yields available from California municipal bonds were over 90% of the yields available from comparable taxable government bonds. When considering the tax-advantaged yields provided by California municipals, these securities present better values compared to Treasuries.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY OVER THE NEXT FEW MONTHS?

As we see it, the Federal Reserve will remain diligent in its attempt to slow the pace of economic growth to help ward off an increase in inflation. As such, we expect interest rates to continue rising into the summer. However, as the year progresses, we anticipate seeing growth rates fall, as rising interest rates should lead to a decline in consumer spending, and less dramatic stock market gains. Ideally, this would result in interest rates moving downward.


1. See page 7 for further details.

2. Standardized yield is based on net investment income for the 30-day period ended January 31, 2000. Falling share prices will tend to artificially raise yields.

                    5 Oppenheimer California Municipal Fund

CREDIT ALLOCATION(3)
[PIE CHART]

AAA             45.9%
AA               8.9
A                9.5
BBB             23.5
BB              11.4
B                0.8


In the meantime, we will continue to actively monitor the markets--making careful adjustments to the Fund's portfolio as is necessary. Diligently working to enhance returns while being mindful of risk--just two reasons why Oppenheimer California Municipal Fund is an important part of The Right Way to Invest.


TOP FIVE INDUSTRIES (Percentage of invested assets)(4)
--------------------------------------------------------
  Special Assessment                                28.7%
--------------------------------------------------------
  Municipal Leases                                  11.2
--------------------------------------------------------
  Single Family Housing                             10.7
--------------------------------------------------------
  Highways                                           9.3
--------------------------------------------------------
  Electric Utilities                                 8.2
--------------------------------------------------------


3. Portfolio data are as of January 31, 2000, are subject to change, and are dollar-weighted based on total market value of investments. The Fund may invest up to 25% of its assets in below-investment-grade securities which carry greater risk of default. Average credit quality and ratings allocations include securities rated by national ratings organizations as well as unrated securities (currently 19.6% of total investments) which have ratings assigned by the Manager in categories equivalent to those of ratings organizations.

4. Industry weightings are as of January 31, 2000, and are subject to change.

                    6 Oppenheimer California Municipal Fund

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT
1.800.525.7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.

CLASS A shares were first publicly offered on 11/3/88. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.

                    7 Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS  January 31, 2000 / Unaudited

                                                                RATINGS:
                                                                MOODY'S/                FACE         MARKET VALUE
                                                                S&P/FITCH             AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--98.3%
-----------------------------------------------------------------------------------------------------------------
 CALIFORNIA--93.8%
 Alhambra, CA COP, Police Facilities Assessment
 District No. 91-1, AMBAC Insured, 6.75%, 9/1/23              Aaa/AAA/AAA         $5,000,000           $5,209,950
-----------------------------------------------------------------------------------------------------------------
 Anaheim, CA PFAU Lease RB, Public Improvements
 Project, Sub. Lien, Series C, FSA Insured, Zero
 Coupon, 5.27%, 9/1/20(1)                                     Aaa/AAA/AAA          6,630,000            1,847,582
-----------------------------------------------------------------------------------------------------------------
 Anaheim, CA PFAU TXAL RB, MBIA Insured,
 Inverse Floater, 8.97%, 12/28/18(2)                              Aaa/AAA          3,000,000            3,270,000
-----------------------------------------------------------------------------------------------------------------
 Berkeley, CA HF RRB, Alta Bates Medical Center,
 Prerefunded, Series A, 6.50%, 12/1/11                              A2/NR          4,270,000            4,493,449
-----------------------------------------------------------------------------------------------------------------
 CA Assn. of Bay Area Governments FAU for
 Non-profit Corps. Refunding COP, American
 Baptist Homes, Series A, 6.20%, 10/1/27                           NR/BBB          6,000,000            5,277,180
-----------------------------------------------------------------------------------------------------------------
 CA Assn. of Bay Area Governments FAU for
 Non-profit Corps. Refunding COP, Episcopal
 Homes Foundation, 5.125%, 7/1/18                                   NR/A-          5,900,000            4,756,521
-----------------------------------------------------------------------------------------------------------------
 CA Assn. of Bay Area Governments FAU for
 Non-profit Corps. Refunding COP, Rhonda Haas
 Goldman Plaza, 5.125%, 5/15/23                                    NR/AA-          2,300,000            1,936,232
-----------------------------------------------------------------------------------------------------------------
 CA CDAU Lease RB, United Airlines, Series A,
 5.70%, 10/1/33                                                  Baa3/BB+          9,185,000            7,656,616
-----------------------------------------------------------------------------------------------------------------
 CA Community College FAU Lease RB,
 West Valley Mission Community College,
 MBIA Insured, 5.625%, 5/1/22                                     Aaa/AAA          1,085,000            1,028,265
-----------------------------------------------------------------------------------------------------------------
 CA Educational FA RRB, Los Angeles College
 Chiropractic, 5.60%, 11/1/17                                     Baa2/NR          1,000,000              882,050
-----------------------------------------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road RB,
 Sr. Lien, Prerefunded, Series A, 6.50%, 1/1/32             Baa3/BBB-/BBB          4,600,000            5,042,658
-----------------------------------------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road
 RRB, Zero Coupon, 5.98%, 1/15/21(1)                        Baa3/BBB-/BBB          7,500,000            1,879,200
-----------------------------------------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency Toll Road
 RRB, Zero Coupon, 6%, 1/15/22(1)                           Baa3/BBB-/BBB          7,500,000            1,751,625
-----------------------------------------------------------------------------------------------------------------
 CA HFA Home Mtg. RB, Series C, 6.75%, 2/1/25                     Aa2/AA-             80,000               80,000
-----------------------------------------------------------------------------------------------------------------
 CA HFA RB, Series A, 7.35%, 8/1/11                               Aa2/AA-             75,000               77,206
-----------------------------------------------------------------------------------------------------------------
 CA HFA RB, Series C, 7.60%, 8/1/30                               Aa2/AA-            540,000              543,521
-----------------------------------------------------------------------------------------------------------------
 CA HFA RB, Series C, 7.60%, 8/1/30                               Aa2/AA-            220,000              220,000
-----------------------------------------------------------------------------------------------------------------
 CA HFA RB, Series E-1, 6.45%, 2/1/12                             Aa2/AA-            750,000              758,820
-----------------------------------------------------------------------------------------------------------------
 CA HFA SFM RB, Series 83, Inverse Floater,
 9.71%, 8/1/25(2)                                                  NR/AAA          3,245,000            3,292,637
-----------------------------------------------------------------------------------------------------------------
 CA HFA SFM RB, Series 83, Inverse Floater,
 9.77%, 8/1/25(2)                                                  NR/AAA            385,000              385,000
-----------------------------------------------------------------------------------------------------------------
 CA HFA SFM RB, Series C, 6.75%, 2/1/25                           Aa2/AA-          9,515,000            9,629,465

                   8  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                                RATINGS:
                                                                MOODY'S/                FACE         MARKET VALUE
                                                                S&P/FITCH             AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 CA HFFAU RB, Los Angeles Children's Hospital,
 Prerefunded, Series A, 7.125%, 6/1/21                             Aaa/NR         $1,000,000           $1,056,060
-----------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RB, American Center for
 Wine, Food & Arts, 5.75%, 12/1/24                                 NR/A/A          5,000,000            4,635,900
-----------------------------------------------------------------------------------------------------------------
 CA PCFAU SWD RRB, North Cnty. Recycling Center,
 Escrowed to Maturity, Series A, 6.75%, 7/1/11                     Aaa/NR            500,000              531,285
-----------------------------------------------------------------------------------------------------------------
 CA PWBL RB, State Prison Department of Corrections,
 Series E, FSA Insured, 5.50%, 6/1/15                         Aaa/AAA/AAA          3,000,000            2,964,600
-----------------------------------------------------------------------------------------------------------------
 CA PWBL RRB, Various University of CA Projects,
 Series A, 5.50%, 6/1/14                                        Aa3/A+/A+          1,500,000            1,499,145
-----------------------------------------------------------------------------------------------------------------
 CA SCDAU COP, 7.25%, 11/1/29                                       NR/NR          5,000,000            4,843,650
-----------------------------------------------------------------------------------------------------------------
 CA SCDAU COP, Childrens Hospital--Los Angeles,
 5.25%, 8/15/29                                                     A1/A+          5,000,000            4,146,900
-----------------------------------------------------------------------------------------------------------------
 CA SCDAU COP, The Internext Group, 5.375%, 4/1/30                 NR/BBB          6,500,000            4,866,615
-----------------------------------------------------------------------------------------------------------------
 CA SCDAU COP, Winward Schools, 7.25%, 11/1/29                      NR/NR          1,500,000            1,483,530
-----------------------------------------------------------------------------------------------------------------
 CA SCDAU Revenue Refunding COP, Inverse Floater,
 6.915%, 11/1/15(2)                                                 A1/NR          6,600,000            6,014,250
-----------------------------------------------------------------------------------------------------------------
 Campbell, CA RA TXAL RB, Central Campbell
 Redevelopment Project, Series B, 6.60%, 10/1/32                Baa3/BBB-          1,255,000            1,204,662
-----------------------------------------------------------------------------------------------------------------
 Campbell, CA Refunding COP, Civic Center Project,
 Unrefunded Balance, 6.75%, 10/1/17                                 A2/NR          1,130,000            1,195,698
-----------------------------------------------------------------------------------------------------------------
 Capistrano, CA USD CFD SPTX Bonds, Ladera
 No. 98-2, 5.70%, 9/1/20                                            NR/NR          5,000,000            4,242,050
-----------------------------------------------------------------------------------------------------------------
 Capistrano, CA USD CFD SPTX Bonds, Prerefunded,
 No. 92-1, 7.10%, 9/1/21                                            NR/NR          3,250,000            3,686,637
-----------------------------------------------------------------------------------------------------------------
 Cerritos, CA PFAU RB, Los Coyotes Redevelopment
 Project, 6.50%, 11/1/23                                      Aaa/AAA/AAA          3,000,000            3,202,080
-----------------------------------------------------------------------------------------------------------------
 Chino Basin, CA Regional FAU RB, Inland Empire
 Utility Agency Sewer Project, MBIA Insured,
 5.75%, 11/1/19                                                   Aaa/AAA          1,000,000              978,540
-----------------------------------------------------------------------------------------------------------------
 Chino Basin, CA Regional FAU RB, Inland Empire
 Utility Agency Sewer Project, MBIA Insured,
 5.75%, 11/1/22                                                   Aaa/AAA            500,000              483,640
-----------------------------------------------------------------------------------------------------------------
 Clovis, CA USD CAP GOB, Series D, FGIC Insured,
 Zero Coupon, 5.60%, 8/1/10(1)                                    Aaa/AAA          2,000,000            1,143,600
-----------------------------------------------------------------------------------------------------------------
 Colton, CA PFAU TXAL RRB, Redevelopment
 Projects, Series B, 5.875%, 8/1/27                                 NR/NR          3,700,000            3,200,204
-----------------------------------------------------------------------------------------------------------------
 Commerce, CA Community Development
 Commission TXAL Refunding Bonds, Redevelopment
 Project No. 1, Sub. Lien, Series B, 5.75%, 8/1/10                  NR/NR            815,000              791,275
-----------------------------------------------------------------------------------------------------------------
 Commerce, CA Community Development
 Commission TXAL Refunding Bonds, Redevelopment
 Project No. 1, Sub. Lien, Series B, 6%, 8/1/21                     NR/NR          2,800,000            2,495,388

                    9 OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                RATINGS:
                                                                MOODY'S/                FACE         MARKET VALUE
                                                                S&P/FITCH             AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 Commerce, CA Joint Powers FAU Lease RB,
 Community Center, Series A, 6.25%, 10/1/22                       Baa2/NR         $1,410,000           $1,323,158
 ----------------------------------------------------------------------------------------------------------------
 Compton, CA Refunding COP, Civic Center &
 Capital Improvements, Series A, 5.50%, 9/1/15                     NR/BBB          3,000,000            2,640,390
-----------------------------------------------------------------------------------------------------------------
 Davis, CA Public Facilities FAU Local Agency RRB,
 Mace Ranch Area, Series A, 6.60%, 9/1/25                           NR/NR          5,000,000            4,830,450
-----------------------------------------------------------------------------------------------------------------
 Duarte, CA COP, City of Hope National Medical
 Center, 6.25%, 4/1/23                                           Baa1/AAA          4,500,000            4,797,495
-----------------------------------------------------------------------------------------------------------------
 East Palo Alto, CA RA TXAL RB, 6.625%, 10/1/29                     NR/NR          2,430,000            2,332,508
-----------------------------------------------------------------------------------------------------------------
 Escondido, CA Union High SDI CAP GOB, MBIA
 Insured, Zero Coupon, 6.20%, 11/1/18(1)                          Aaa/AAA          6,000,000            1,921,860
-----------------------------------------------------------------------------------------------------------------
 Escondido, CA Union High SDI CAP GOB, MBIA
 Insured, Zero Coupon, 6.20%, 11/1/19(1)                          Aaa/AAA          2,000,000              599,420
-----------------------------------------------------------------------------------------------------------------
 Folsom, CA SPTX Bonds, CFD No. 10, 6.875%, 9/1/19                  NR/NR          6,500,000            6,289,400
-----------------------------------------------------------------------------------------------------------------
 Huntington Park, CA PFAU Lease RRB, Wastewater
 System Project, Series A, 6.20%, 10/1/25                           NR/NR          3,000,000            2,749,680
-----------------------------------------------------------------------------------------------------------------
 Industry, CA Improvement Bond Act of 1915 SPAST
 GOB, Prerefunded, District No. 91-1, 7.65%, 9/2/21                 NR/NR          1,750,000            1,906,520
-----------------------------------------------------------------------------------------------------------------
 Laguna Salada, CA USD CAP GOB, Series B, FGIC
 Insured, Zero Coupon, 5.30%, 8/1/22(1)                       Aaa/AAA/AAA          3,035,000              744,364
-----------------------------------------------------------------------------------------------------------------
 Lake Elsinore, CA PFAU TXAL Bonds, Series A,
 5.50%, 9/1/30                                                     NR/BBB          5,000,000            4,077,550
-----------------------------------------------------------------------------------------------------------------
 Lake Elsinore, CA School FAU SPTX RRB,
 Horsethief Canyon, 5.625%, 9/1/16                                  NR/NR          4,760,000            4,072,656
-----------------------------------------------------------------------------------------------------------------
 Lincoln, CA Improvement Bond Act 1915
 PFAU RB, 6.20%, 9/2/25                                             NR/NR          4,000,000            3,632,160
-----------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA CAP COP, Disney Parking
 Project, Zero Coupon, 5.94%, 3/1/12(1)                       Aaa/AAA/AAA          1,100,000              557,447
-----------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA CAP COP, Disney Parking
 Project, Zero Coupon, 6.92%, 9/1/10(1)                        A3/BBB+/A-          5,960,000            3,222,632
-----------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA CAP COP, Disney Parking
 Project, Zero Coupon, 6.95%, 9/1/11(1)                        A3/BBB+/A-          2,900,000            1,461,368
-----------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA CAP COP, Disney Parking
 Project, Zero Coupon, 7.03%, 9/1/13(1)                        A3/BBB+/A-          4,500,000            1,962,135
-----------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA CAP COP, Disney Parking
 Project, Zero Coupon, 6.13%, 9/1/14(1)                        A3/BBB+/A-          7,260,000            2,936,162
-----------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA Public Works FAU Lease RB,
 Multiple Capital Facilities Project V, Series A,
 AMBAC Insured, 5.125%, 6/1/17                                    Aaa/AAA          1,965,000            1,770,347
-----------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Department Water & Power
 Waterworks RRB, 6.40%, 5/15/28                                    Aa3/AA          7,200,000            7,317,936
-----------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Harbor Department RB,
 Series B, 5.375%, 11/1/23                                      Aa3/AA/AA          5,000,000            4,425,200

                   10  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                                RATINGS:
                                                                MOODY'S/                FACE         MARKET VALUE
                                                                S&P/FITCH             AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 Modesto, CA Irrigation District FAU RRB,
 Series A, MBIA Insured, 6%, 10/1/15                              Aaa/AAA        $ 5,000,000           $5,116,200
-----------------------------------------------------------------------------------------------------------------
 Mountain View Los Altos, CA Union High SDI RB,
 Series B, 6.50%, 5/1/17                                           Aa2/AA          2,000,000            2,088,720
-----------------------------------------------------------------------------------------------------------------
 Oakland, CA Building Authority Lease RB,
 Series A, 5%, 4/1/16                                         Aaa/AAA/AAA          3,000,000            2,702,070
-----------------------------------------------------------------------------------------------------------------
 Oakland, CA RA TXAL Refunding Bonds,
 MBIA Insured, 5.95%, 9/1/19(3)                                   Aaa/AAA          8,600,000            8,424,302
-----------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA CFD No. 88-1 SPTX Bonds,
 Aliso Viejo, Prerefunded, Series A, 7.10%, 8/15/05                NR/AAA          1,440,000            1,556,338
-----------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA CFD No. 88-1 SPTX Bonds,
 Aliso Viejo, Prerefunded, Series A, 7.35%, 8/15/18                NR/AAA          7,000,000            7,605,360
-----------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA CFD No. 99-1 SPTX RB,
 Series A, 6.70%, 8/15/29                                           NR/NR          1,600,000            1,551,008
-----------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Improvement Bond Act of 1915 RRB,
 Irvine Coast Assessment No. 88-1-A, 5.50%, 9/2/16                  NR/NR          2,450,000            2,102,198
-----------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Improvement Bond Act of 1915
 SPAST GOB, Assessment No. 88-1, 6.25%, 9/2/18                      NR/NR          2,130,000            2,005,139
-----------------------------------------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project,
 AMBAC Insured, 5.80%, 8/1/17                                     Aaa/AAA          1,525,000            1,496,269
-----------------------------------------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project,
 AMBAC Insured, 5.85%, 8/1/18                                     Aaa/AAA          1,615,000            1,581,973
-----------------------------------------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Bonds, Los Medanos
 Community Development Project, AMBAC Insured,
 Zero Coupon, 6.10%, 8/1/20(1)                                    Aaa/AAA          5,150,000            1,439,682
-----------------------------------------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Refunding Bonds,
 Los Medanos Community Development Project,
 Sub. Lien, 6.20%, 8/1/19                                          NR/BBB          2,500,000            2,341,075
-----------------------------------------------------------------------------------------------------------------
 Placentia, CA PFAU SPTX RB, Jr. Lien,
 Series B, 6.60%, 9/1/15                                            NR/NR          1,600,000            1,595,104
-----------------------------------------------------------------------------------------------------------------
 Pomona, CA SFM RRB, Escrowed to Maturity,
 Series A, 7.60%, 5/1/23                                          Aaa/AAA          4,500,000            5,280,300
-----------------------------------------------------------------------------------------------------------------
 Pomona, CA SFM RRB, Escrowed to Maturity,
 Series B, 7.50%, 8/1/23                                          Aaa/AAA            500,000              581,040
-----------------------------------------------------------------------------------------------------------------
 Pomona, CA USD GORB, Series A,
 MBIA Insured, 6.15%, 8/1/15                                      Aaa/AAA          2,000,000            2,097,480
-----------------------------------------------------------------------------------------------------------------
 Port Oakland, CA POAU RB, Series G,
 MBIA Insured, 5.375%, 11/1/25                                Aaa/AAA/AAA         10,650,000            9,383,395
-----------------------------------------------------------------------------------------------------------------
 Redding, CA Electric System Revenue COP,
 FGIC Insured, Inverse Floater, 7.79%, 6/1/19(2)              Aaa/AAA/AAA          4,000,000            3,685,000
-----------------------------------------------------------------------------------------------------------------
 Redding, CA Electric System Revenue COP,
 MBIA Insured, Inverse Floater, 8.80%, 7/8/22(2)                  Aaa/AAA          2,500,000            2,712,500

                   11 OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                RATINGS:
                                                                MOODY'S/                FACE         MARKET VALUE
                                                                S&P/FITCH             AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 Richmond, CA Improvement Bond Act of 1915
 GORB, Reassessment District No. 855, 6.60%, 9/2/19                 NR/NR        $ 1,500,000          $ 1,483,815
-----------------------------------------------------------------------------------------------------------------
 Richmond, CA Wastewater RB, FGIC Insured,
 5.80%, 8/1/18                                                    Aaa/AAA          3,315,000            3,279,828
-----------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA CFD No. 88-12 SPTX Bonds,
 Prerefunded, 7.55%, 9/1/17                                         NR/NR          3,000,000            3,122,880
-----------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA PFAU Refunding COP,
 5.75%, 5/15/19                                                   NR/BBB-          2,100,000            1,759,989
-----------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA PFAU TXAL RRB,
 Redevelopment Projects, Series A, 5.625%, 10/1/33              Baa2/BBB-          6,600,000            5,416,290
-----------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA Refunding COP, Air Force
 Village West, Inc., Prerefunded, Series A,
 8.125%, 6/15/12                                                    NR/NR          3,000,000            3,282,150
-----------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA Refunding COP, Air Force
 Village West, Inc., Series A, 8.125%, 6/15/20                      NR/NR          3,000,000            3,289,980
-----------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA SFM RB, Escrowed to Maturity,
 Series A, 7.80%, 5/1/21                                          Aaa/AAA          4,285,000            5,142,600
-----------------------------------------------------------------------------------------------------------------
 Roseville, CA SPTX RB, Woodcreek West
 Community Facility No. 1 Project, 5.875%, 9/1/08                   NR/NR          1,235,000            1,206,348
-----------------------------------------------------------------------------------------------------------------
 Roseville, CA SPTX RB, Woodcreek West
 Community Facility No. 1 Project, 6.70%, 9/1/25                    NR/NR          1,750,000            1,682,730
-----------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA SFM RB, Escrowed to
 Maturity, 8%, 7/1/16(4)                                          Aaa/AAA         10,000,000           12,170,400
-----------------------------------------------------------------------------------------------------------------
 Sacramento, CA Cogeneration Authority RB,
 Procter & Gamble Project, 6.50%, 7/1/14                       NR/BBB-/NR          5,000,000            5,474,550
-----------------------------------------------------------------------------------------------------------------
 Sacramento, CA MUD Electric RRB, FGIC Insured,
 Inverse Floater, 8.89%, 8/15/18(2)                           Aaa/AAA/AAA          5,500,000            5,747,500
-----------------------------------------------------------------------------------------------------------------
 Sacramento, CA PAU RB, Cogeneration Project,
 6%, 7/1/22                                                  NR/BBB-/BBB-          6,800,000            6,181,812
-----------------------------------------------------------------------------------------------------------------
 San Bernardino Cnty., CA COP, Medical Center
 Financing Project, MBIA Insured, 5.50%, 8/1/17                   Aaa/AAA          5,250,000            5,081,107
-----------------------------------------------------------------------------------------------------------------
 San Diego Cnty., CA COP, MBIA Insured, Inverse
 Floater, 8.995%, 11/18/19(2)                                       A1/NR          2,000,000            2,110,000
-----------------------------------------------------------------------------------------------------------------
 San Diego Cnty., CA Water Authority Revenue
 COP, Prerefunded, Series 91-B, MBIA Insured,
 Inverse Floater, 8.62%, 4/8/21(2)                                Aaa/AAA          3,000,000            3,506,250
-----------------------------------------------------------------------------------------------------------------
 San Francisco, CA Bay Area Rapid Transit District
 Sales Tax RB, 5.25%, 7/1/14                                   Aa3/AA-/AA          1,500,000            1,446,300
-----------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. Redevelopment
 FAU TXAL Refunding Bonds, CAP Redevelopment
 Projects, Series C, Zero Coupon, 5.79%, 8/1/11(1)               A2/A/AAA          1,650,000              873,774
-----------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. Redevelopment
 FAU TXAL Refunding Bonds, CAP Redevelopment
 Projects, Series C, Zero Coupon, 5.89%, 8/1/12(1)               A2/A/AAA          1,750,000              866,302


                   12 OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                                RATINGS:
                                                                MOODY'S/                FACE         MARKET VALUE
                                                                S&P/FITCH             AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 San Francisco, CA City & Cnty. Redevelopment
 FAU TXAL Refunding Bonds, CAP Redevelopment
 Projects, Series C, Zero Coupon, 5.81%, 8/1/14(1)               A2/A/AAA        $ 1,925,000          $   827,866
-----------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. Redevelopment FAU
 TXAL Refunding Bonds, Series C, Zero Coupon,
 5.69%, 8/1/10(1)                                                A2/A/AAA          1,650,000              933,867
-----------------------------------------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor Agency
 Toll Road CAP RRB, Series A, 0%/5.75%, 1/15/21(5)          Baa3/BBB-/BBB         11,800,000            6,877,394
-----------------------------------------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor Agency
 Toll Road CAP RRB, Series A, MBIA Insured,
 Zero Coupon, 5.73%, 1/15/25(1)                               Aaa/AAA/AAA         18,250,000            3,802,570
-----------------------------------------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor
 Agency Toll Road CAP RRB, Series A, MBIA Insured,
 Zero Coupon, 5.90%, 1/15/26(1)                               Aaa/AAA/AAA         15,000,000            2,927,550
-----------------------------------------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor
 Agency Toll Road RB, Sr. Lien, 5%, 1/1/33                  Baa3/BBB-/BBB          8,000,000            6,355,680
-----------------------------------------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor
 Agency Toll Road RB, Sr. Lien, Prerefunded,
 6.75%, 1/1/32                                                Aaa/AAA/AAA          7,000,000            7,541,660
-----------------------------------------------------------------------------------------------------------------
 Santa Ana, CA FAU RRB, Inner-City Commuter,
 Series C, 5.60%, 9/1/19                                           NR/BBB          3,060,000            2,621,655
-----------------------------------------------------------------------------------------------------------------
 Santa Ana, CA FAU RRB, Mainplace Project,
 Series D, 5.50%, 9/1/15                                            NR/NR          1,000,000              869,690
-----------------------------------------------------------------------------------------------------------------
 Santa Ana, CA FAU RRB, Mainplace Project,
 Series D, 5.60%, 9/1/19                                            NR/NR          1,000,000              860,570
-----------------------------------------------------------------------------------------------------------------
 Southern CA Home FAU SFM RB, Series A,
 7.35%, 9/1/24                                                     NR/AAA          1,115,000            1,142,563
-----------------------------------------------------------------------------------------------------------------
 Southern CA Metropolitan Water District
 Waterworks RRB, Inverse Floater, 6.56%, 10/30/20(2)               Aa2/AA          3,300,000            2,875,125
-----------------------------------------------------------------------------------------------------------------
 Southern CA PPAU Transmission Project RB,
 Inverse Floater, 7.25%, 7/1/12(2)                                 Aa3/A+          1,900,000            1,978,375
-----------------------------------------------------------------------------------------------------------------
 Stockton, CA CFD No. 90-2 SPTX RRB,
 Brookside Estates, 6.20%, 8/1/15                                   NR/NR          1,750,000            1,674,698
-----------------------------------------------------------------------------------------------------------------
 Tustin, CA USD CFD No. 88-1 SPTX RB,
 Prerefunded, Series B, 6.375%, 9/1/21                              NR/NR          3,500,000            3,853,850
-----------------------------------------------------------------------------------------------------------------
 University of CA Regents RB, Multiple Purpose
 Projects, Prerefunded, Series A, 6.875%, 9/1/16                  Aa3/AAA          1,950,000            2,098,805
-----------------------------------------------------------------------------------------------------------------
 West Sacremento, CA Improvement Bond Act
 of 1915 SPAST Refunding Bonds, 5.60%, 9/2/17                       NR/NR          2,000,000            1,710,320
-----------------------------------------------------------------------------------------------------------------
 Yuba City, CA USD Refunding COP,
 Series A, 5%, 2/1/17                                             Aaa/AAA          3,010,000            2,675,800
                                                                                                      -----------

                                                                                                      370,352,320

                    13 Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS  Unaudited/Continued

                                                                RATINGS:
                                                                MOODY'S/                FACE         MARKET VALUE
                                                                S&P/FITCH             AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--4.5%
 Guam PAU RB, Series A, 6.625%, 10/1/14                            NR/AAA         $2,000,000          $ 2,179,800
-----------------------------------------------------------------------------------------------------------------
 PR CMWLTH GORB, MBIA Insured,
 Inverse Floater, 7.78%, 7/1/08(2)                                Aaa/AAA          3,500,000            3,648,750
-----------------------------------------------------------------------------------------------------------------
 PR EPAU RB, Prerefunded, Series P, 7%, 7/1/21                    Aaa/AAA          4,000,000            4,222,320
-----------------------------------------------------------------------------------------------------------------
 PR HFA SFM RB, Affordable Housing Mtg.
 Portfolio I, 6.25%, 4/1/29                                       Aaa/AAA          2,375,000            2,358,660
-----------------------------------------------------------------------------------------------------------------
 PR Housing Finance Corp. SFM RB, Portfolio 1,
 Series B, 7.65%, 10/15/22                                        Aaa/AAA            145,000              148,985
-----------------------------------------------------------------------------------------------------------------
 PR Industrial, Medical & Environmental PC
 Facilities Tourist RB, Mennonite General Hospital
 Project, Series A, 6.50%, 7/1/12                             NR/BBB-/BBB          2,350,000            2,234,733
-----------------------------------------------------------------------------------------------------------------
 Virgin Islands PFAU RB, Series A, 6.375%, 10/1/19                NR/BBB-          3,000,000            2,902,830
                                                                                                   --------------
                                                                                                       17,696,078
                                                                                                   --------------
 Total Municipal Bonds and Notes (Cost $401,927,975)                                                  388,048,398


=================================================================================================================
 SHORT-TERM TAX-EXEMPT OBLIGATIONS--0.8%

 Los Angeles Cnty., CA Pension Obligation RB,
 Series B, AMBAC Insured, 2.30%, 6/30/00(3)                                        1,200,000            1,200,000
-----------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB,
 Series B, AMBAC Insured, 2.45%, 2/1/00(3)                                         2,000,000            2,000,000
                                                                                                   --------------
 Total Short-Term Tax-Exempt Obligations (Cost $3,200,000)                                              3,200,000
-----------------------------------------------------------------------------------------------------------------
 TOTAL  INVESTMENTS, AT VALUE (COST $405,127,975)                                       99.1%         391,248,398
-----------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                         0.9            3,611,728
                                                                                   ------------------------------
 NET ASSETS                                                                            100.0%        $394,860,126
                                                                                   ==============================

                   14   Oppenheimer California Municipal Fund

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

CAP        Capital Appreciation                         PCFAU       Pollution Control Finance Authority
CDAU       Communities Development Authority            PFAU        Public Finance Authority
CFD        Community Facilities District                POAU        Port Authority
CMWLTH     Commonwealth                                 PPAU        Public Power Authority
COP        Certificates of Participation                PWBL        Public Works Board Lease
ED         Economic Development                         RA          Redevelopment Agency
EPAU       Electric Power Authority                     RB          Revenue Bonds
FA         Facilities Authority                         RRB         Revenue Refunding Bonds
FAU        Finance Authority                            SCDAU       Statewide Communities Development Authority
GOB        General Obligation Bonds                     SDI         School District
GORB       General Obligation Refunding Bonds           SFM         Single Family Mtg.
HF         Health Facilities                            SPAST       Special Assessment
HFA        Housing Finance Agency                       SPTX        Special Tax
HFFAU      Health Facilities Finance Authority          SWD         Solid Waste Disposal
MUD        Municipal Utility District                   TXAL        Tax Allocation
PAU        Power Authority                              USD         Unified School District
PC         Pollution Control

1. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $39,225,387 or 9.93% of the Fund's net assets as of January 31, 2000.

3. Represents the current interest rate for a variable or increasing rate security.

4. Securities with an aggregate market value of $1,592,500 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

                    15 Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS   Unaudited/Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

AS OF JANUARY 31, 2000, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $57,188,877 OR 14.48% OF THE FUND'S NET ASSETS.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                               MARKET VALUE        PERCENT
----------------------------------------------------------------------------------
Special Assessment                                     $112,136,643           28.7%
Municipal Leases                                         43,909,271           11.2
Single Family Housing                                    41,811,196           10.7
Highways                                                 36,178,337            9.3
Electric Utilities                                       32,181,857            8.2
Adult Living Facilities                                  25,168,667            6.4
Hospital/Healthcare                                      22,742,887            5.8
Marine/Aviation Facilities                               21,465,212            5.5
Water Utilities                                          18,815,511            4.9
General Obligation                                       12,244,194            3.1
Not-for-Profit Organization                               9,479,550            2.4
Sewer Utilities                                           4,742,008            1.2
Sales Tax                                                 4,349,130            1.1
Higher Education                                          4,009,120            1.0
Education                                                 1,483,530            0.4
Resource Recovery                                           531,285            0.1
                                                       ---------------------------
Total                                                  $391,248,398          100.0%
                                                       ===========================




See accompanying Notes to Financial Statements.

                   16   Oppenheimer California Municipal Fund

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2000
==================================================================================
ASSETS
Investments, at value (cost $405,127,975)--see accompanying statement $391,248,398
----------------------------------------------------------------------------------
Cash                                                                     1,768,437
----------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                 6,046,989
Shares of beneficial interest sold                                         358,454
Daily variation on futures contracts                                       274,063
Other                                                                       10,249
                                                                    --------------
Total assets                                                           399,706,590

==================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                    2,003,396
Shares of beneficial interest redeemed                                   1,335,552
Dividends                                                                1,172,965
Trustees' compensation                                                     163,288
Distribution and service plan fees                                          86,325
Transfer and shareholder servicing agent fees                               19,477
Other                                                                       65,461
                                                                    --------------
Total liabilities                                                        4,846,464

==================================================================================
NET ASSETS                                                            $394,860,126
                                                                    ==============

==================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                       $423,162,561
----------------------------------------------------------------------------------
Overdistributed net investment income                                     (950,895)
----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (13,657,121)
----------------------------------------------------------------------------------
Net unrealized depreciation on investments                             (13,694,419)
                                                                    --------------
Net assets                                                            $394,860,126
                                                                    ==============

==================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$271,115,987 and 28,029,768 shares of beneficial interest outstanding)       $9.67
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                    $10.15
----------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $109,713,187 and 11,338,844
shares of beneficial interest outstanding)                                   $9.68
----------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$14,030,952 and 1,452,580 shares of beneficial interest outstanding)         $9.66


See accompanying Notes to Financial Statements.

                   17  Oppenheimer California Municipal Fund

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended January 31, 2000
-----------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                               $13,592,960
===================================================================================
EXPENSES
Management fees                                                          1,223,433
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    364,279
Class B                                                                    616,706
Class C                                                                     79,122
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                              115,799
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 27,005
-----------------------------------------------------------------------------------
Trustees' compensation                                                      15,213
-----------------------------------------------------------------------------------
Other                                                                       62,772
                                                                      -------------
Total expenses                                                           2,504,329
Less expenses paid indirectly                                               (7,503)
Less reimbursement of expenses                                              (3,807)

                                                                      -------------
Net expenses                                                             2,493,019

===================================================================================
NET INVESTMENT INCOME                                                   11,099,941

===================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                            (13,551,568)
Closing of futures contracts                                               542,847
                                                                      -------------
Net realized loss                                                      (13,008,721)

-----------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments   (25,859,618)
                                                                      -------------
Net realized and unrealized loss                                       (38,868,339)
===================================================================================

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(27,768,398)
                                                                      =============


 See accompanying Notes to Financial Statements.

                  18     Oppenheimer California Municipal Fund

 STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SIX MONTHS ENDED
                                                                   JANUARY 31, 2000         YEAR ENDED
                                                                        (UNAUDITED)      JULY 31, 1999
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $  11,099,941       $ 20,869,032
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                (13,008,721)           366,714
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                   (25,859,618)       (16,235,114)
                                                                     ---------------------------------
Net increase (decrease) in net assets resulting from operations         (27,768,398)         5,000,632

======================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                  (7,884,363)       (15,214,034)
Class B                                                                  (2,726,647)        (5,284,436)
Class C                                                                    (350,954)          (600,129)


======================================================================================================
BENEFICIAL STOCK TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                 (18,774,924)        26,403,170
Class B                                                                 (12,177,286)        22,044,556
Class C                                                                  (1,446,946)         6,138,090


======================================================================================================
NET ASSETS
Total increase (decrease)                                               (71,129,518)        38,487,849
------------------------------------------------------------------------------------------------------
Beginning of period                                                     465,989,644        427,501,795
                                                                     ---------------------------------
End of period (including overdistributed net investment income of
$950,895 and $1,088,872, respectively)                                 $394,860,126       $465,989,644
                                                                     =================================




See accompanying Notes to Financial Statements.

                   19   Oppenheimer California Municipal Fund

 FINANCIAL HIGHLIGHTS



                                            SIX MONTHS                                           YEAR        YEAR
                                                 ENDED                                          ENDED       ENDED
                                         JAN. 31, 2000                                       JULY 31,    DEC. 31,
CLASS A                                    (UNAUDITED)       1999        1998        1997       1996(1)      1995
=================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period            $10.57    $ 10.92     $ 10.94      $ 10.39     $ 10.69    $  9.45
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                              .27        .53         .54          .58         .33        .58
Net realized and unrealized gain (loss)           (.90)      (.35)        .06          .54        (.30)      1.25
                                                -----------------------------------------------------------------
Total income (loss) from investment
operations                                        (.63)       .18         .60         1.12         .03       1.83

-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.27)      (.53)       (.54)        (.57)       (.33)      (.58)
Dividends in excess of net investment
income                                              --         --          --           --          --       (.01)
Distributions from net realized gain                --         --        (.08)          --          --         --
                                                -----------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                   (.27)      (.53)       (.62)        (.57)       (.33)      (.59)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 9.67     $10.57      $10.92       $10.94      $10.39     $10.69
                                                =================================================================


=================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)              (6.07)%     1.59%       5.66%       11.11%       0.34%     19.76%

=================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $271,116   $316,363    $300,717     $298,162    $286,033   $285,307
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $297,257   $314,094    $297,372     $289,439    $279,796   $250,188
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                             5.32%      4.79%       4.91%        5.49%       5.53%      5.64%
Expenses                                           .90%      0.91%       0.92%(4)     0.94%(4)    0.97%(4)   0.95%(4)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                          25%        35%         31%          31%         14%        23%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $107,856,860 and $145,553,349, respectively.

See accompanying Notes to Financial Statements.

                   20   Oppenheimer California Municipal Fund

                                                      SIX MONTHS                                         YEAR         YEAR
                                                           ENDED                                        ENDED        ENDED
                                                   JAN. 31, 2000                                     JULY 31,     DEC. 31,
CLASS B                                              (UNAUDITED)       1999        1998        1997     1996(1)       1995
===========================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $10.57     $10.92      $10.94      $10.39     $10.69       $  9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .23        .45         .46         .49        .28           .51
Net realized and unrealized gain (loss)                    (.89)      (.35)        .06         .55       (.30)         1.25
                                                        -------------------------------------------------------------------
Total income (loss) from investment
operations                                                 (.66)       .10         .52        1.04       (.02)         1.76
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.23)      (.45)       (.46)       (.49)      (.28)         (.50)
Dividends in excess of net investment income                 --         --          --          --         --          (.01)
Distributions from net realized gain                         --         --        (.08)         --         --            --
                                                        -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.23)      (.45)       (.54)       (.49)      (.28)         (.51)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  9.68     $10.57      $10.92      $10.94     $10.39        $10.69
                                                        ===================================================================

===========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                       (6.34)%     0.82%       4.86%      10.27%     (0.12)%       18.97%

===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $109,713   $132,763    $115,444     $82,474    $52,038       $41,224
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $122,265   $129,538    $ 99,266     $65,192    $46,422       $29,918
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                      4.55%      4.03%       4.21%       4.70%      4.74%        4.82%
Expenses                                                   1.66%      1.67%       1.67%(4)    1.70%(4)   1.74%(4)     1.72%(4)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                   25%        35%         31%         31%         14%         23%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $107,856,860 and $145,553,349, respectively.

See accompanying Notes to Financial Statements.

                   21   Oppenheimer California Municipal Fund

FINANCIAL HIGHLIGHTS  Continued

                                                   SIX MONTHS                                           YEAR     PERIOD
                                                        ENDED                                          ENDED      ENDED
                                                JAN. 31, 2000                                       JULY 31,   DEC. 31,
CLASS C                                           (UNAUDITED)       1999        1998        1997        1996(1)    1995(6)
=======================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                   $10.55    $ 10.91     $ 10.93     $ 10.38    $ 10.68     $ 10.46
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .23        .45         .46         .49        .27         .08
Net realized and unrealized gain (loss)                  (.89)      (.36)        .06         .55       (.30)        .22
                                                       ----------------------------------------------------------------
Total income (loss) from investment
operations                                               (.66)       .09         .52        1.04       (.03)        .30
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.23)      (.45)       (.46)       (.49)      (.27)       (.07)
Dividends in excess of net investment income               --         --          --          --         --        (.01)
Distributions from net realized gain                       --         --        (.08)         --         --          --
                                                       ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.23)      (.45)       (.54)       (.49)      (.27)       (.08)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 9.66     $10.55      $10.91      $10.93     $10.38      $10.68
                                                       ================================================================

=======================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                     (6.35)%     0.73%       4.87%      10.26%     (0.19)%      2.90%


=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $14,031    $16,864     $11,340      $5,969     $2,171        $125
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 15,688    $14,672     $ 8,614      $3,869     $1,156        $ 91
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                    4.56%      4.03%       4.24%       4.66%      4.54%       4.56%
Expenses                                                 1.66%      1.67%       1.66%(4)    1.70%(4)   1.80%(4)    1.68%(4)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                 25%        35%         31%         31%        14%         23%

1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $107,856,860 and $145,553,349, respectively.

6. For the period from November 1, 1995 (inception of offering) to December 31, 1995.

See accompanying Notes to Financial Statements.

                 22      Oppenheimer California Municipal Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of July 31, 1999, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $650,000, which expires in 2006.

                 23       Oppenheimer California Municipal Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2000, a provision of $4,012 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $163,174 as of January 31, 2000.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

                 24      Oppenheimer California Municipal Fund

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                    SIX MONTHS ENDED JAN. 31, 2000         YEAR ENDED JULY 31, 1999
                               -----------------------------------      ---------------------------
                                          SHARES            AMOUNT         SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                   2,265,606     $  23,026,874      6,301,987     $  69,153,860
Dividends and/or
distributions reinvested                 460,699         4,664,291        818,090         8,975,978
Redeemed                              (4,637,740)      (46,466,089)    (4,716,845)      (51,726,668)
                                    ---------------------------------------------------------------
Net increase (decrease)               (1,911,435)     $(18,774,924)     2,403,232       $26,403,170
                                    ===============================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                     726,465      $  7,357,035      3,406,294      $ 37,480,696
Dividends and/or
distributions reinvested                 167,716         1,698,985        301,331         3,307,444
Redeemed                              (2,115,668)      (21,233,306)    (1,715,264)      (18,743,584)
                                    ---------------------------------------------------------------
Net increase (decrease)               (1,221,487)     $(12,177,286)     1,992,361       $22,044,556
                                    ===============================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                     218,864      $  2,206,041        856,519     $   9,406,000
Dividends and/or
distributions reinvested                  22,306           225,194         37,673           412,830
Redeemed                                (386,780)       (3,878,181)      (335,760)       (3,680,740)
                                    ---------------------------------------------------------------
Net increase (decrease)                 (145,610)     $ (1,446,946)       558,432       $ 6,138,090
                                    ===============================================================


================================================================================
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of January 31, 2000, net unrealized depreciation on securities of $13,879,576 was composed of gross appreciation of $8,304,108, and gross depreciation of $22,183,684.

                 25      Oppenheimer California Municipal Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets over $1 billion. Effective January 1, 2000, the Manager has voluntarily undertaken to waive a portion of its management fee, whereby the Fund pays a fee not to exceed 0.55% of average annual net assets. The Fund's management fees for the six months ended January 31, 2000, was 0.55% of the average annual net assets of each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                          AGGREGATE          CLASS A      COMMISSIONS      COMMISSIONS      COMMISSIONS
                          FRONT-END        FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C
                      SALES CHARGES    SALES CHARGES           SHARES           SHARES           SHARES
                         ON CLASS A      RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
SIX MONTHS ENDED             SHARES      DISTRIBUTOR      DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------
January 31, 2000           $227,179          $52,614          $10,710       $210,820          $20,724


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                     CLASS A                     CLASS B                        CLASS C
                         CONTINGENT DEFERRED         CONTINGENT DEFERRED            CONTINGENT DEFERRED
                               SALES CHARGES               SALES CHARGES                  SALES CHARGES
SIX MONTHS ENDED     RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR        RETAINED BY DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
January 31, 2000                         $--                    $250,571                         $6,172


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                 26      Oppenheimer California Municipal Fund

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2000, payments under the Class A Plan totaled $364,279, all of which was paid by the Distributor to recipients. That included $13,351 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2000, were as follows:

                                                                 DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                     AGGREGATE        UNREIMBURSED
                                                                  UNREIMBURSED       EXPENSES AS %
                        TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                            UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
--------------------------------------------------------------------------------------------------
Class B Plan                  $616,706            $500,195          $3,637,428                3.32%
Class C Plan                    79,122              33,072             211,983                1.51


                 27      Oppenheimer California Municipal Fund

NOTES TO FINANCIAL STATEMENTS Unaudited/ Continued

================================================================================
5. FUTURES CONTRACTS

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2000, the Fund had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                            EXPIRATION      NUMBER OF      VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION              DATE      CONTRACTS     JANUARY 31, 2000     (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Municipal Bond                 3/22/00            280          $25,392,500         $ 485,157
U.S. Long Bond                 3/22/00            150           13,832,813          (300,000)
                                                                               -------------
                                                                                    $185,157
                                                                               =============


================================================================================
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

      The Fund had no borrowings outstanding during the six months ended January 31, 2000.

                 28      Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------------------------------------------------
OFFICERS AND TRUSTEES        Leon Levy, Chairman of the Board of Trustees
                             Donald W. Spiro, Vice Chairman of the Board of Trustees
                             Bridget A. Macaskill, Trustee and President
                             Robert G. Galli, Trustee
                             Phillip A. Griffiths, Trustee
                             Benjamin Lipstein, Trustee
                             Elizabeth B. Moynihan, Trustee
                             Kenneth A. Randall, Trustee
                             Edward V. Regan, Trustee
                             Russell S. Reynolds, Jr., Trustee
                             Clayton K. Yeutter, Trustee
                             Christian D. Smith, Vice President
                             Andrew J. Donohue, Secretary
                             Brian W. Wixted, Treasurer
                             Robert G. Zack, Assistant Secretary
                             Robert J. Bishop, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer

--------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISOR           OppenheimerFunds, Inc.

--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
SERVICING AGENT

--------------------------------------------------------------------------------------------------------------------------
CUSTODIAN OF                 Citibank, N.A.
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS         KPMG LLP

--------------------------------------------------------------------------------------------------------------------------
LEGAL COUNSEL                Mayer, Brown & Platt

                             The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                             This is a copy of a report to shareholders of Oppenheimer
                             California Municipal Fund. This report must be preceded
                             or accompanied by a Prospectus of Oppenheimer
                             California Municipal Fund. For material information
                             concerning the Fund, see the Prospectus.

                             SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF
                             ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT
                             INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE
                             INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE
                             PRINCIPAL AMOUNT INVESTED.

                 29       Oppenheimer California Municipal Fund

INFORMATION AND SERVICES
--------------------------------------------------------------------------------
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RS0790.001.0100  March 31, 2000